Cover	Oct. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2023
Entity File Number	000-25911
Entity Registrant Name	Skinvisible, Inc.
Entity Central Index Key	0001085277
Entity Tax Identification Number	88-0344219
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6320 South Sandhill Road
Entity Address, Address Line Two	Suite 10
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89120
City Area Code	702
Local Phone Number	433-7154
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false